Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue [Abstract]
Revenue

Note 3. Revenue

The following table represents the Company’s revenues for the three and six months ended June 30, 2021 and 2020, respectively, disaggregated, by sales channel.

Disaggregation of revenue:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Revenue from the sale of Drive Systems:
Revenue direct to customers	$662	$863	$773	$1,061
Revenue through channel partners	620	1,050	1,184	2,083

Revenue from the sale of XL Grid solutions – which are sold direct to customers	2,412	-	2,412	-
Total revenue	$3,694	$1,913	$4,369	$3,144

Remaining performance obligations: At June 30, 2021 and December 31, 2020, there was approximately $248 and $305 in deferred revenue related to unsatisfied extended warranty performance obligations. During the three and six months ended June 30, 2021, the Company did not recognize revenue from the December 31, 2020 deferred revenue balance.

Contract Balances: The timing of revenue recognition, billings and cash collections results in billed trade accounts receivable, and deferred revenue (contract liabilities) on the Unaudited Condensed Consolidated Balance Sheets. In addition, the Company defers certain costs incurred to obtain a contract (contract costs).

Costs to obtain a contract: Sales commissions paid to internal sales personnel, as well as associated payroll taxes and retirement plan contributions (together, sales commissions and associated costs) that are incremental to the acquisition of customer contracts, are capitalized as capitalized contract acquisition cost on the balance sheet when the period of benefit is determined to be greater than one year. In instances where an extended warranty is sold, the period of benefit would extend beyond 12 months and therefore, the practical expedient would not be met for those contracts and require capitalization of the related costs to obtain those contracts. The Company has elected to allocate the capitalized commissions to performance obligations on a relative basis (i.e., in proportion to the transaction price allocated to each performance obligation) to determine the period of amortization. As a result, substantially all of the commission is allocated to the combined equipment and installation performance obligation and is amortized upon transfer of control of this performance obligation, which typically occurs in the same period in which commission liability is incurred. Total commission expense (credit) recognized during the three months ended June 30, 2021 and 2020 was $(57) and $18, respectively, and $199 and $33 during the six months ended June 30, 2021 and 2020, respectively. The amount of capitalized commissions as of June 30, 2021 and December 31, 2020 was not material.

Warranties: The Company accrues estimated warranty costs at the time of sale related to its assurance-type warranties. In general, for the sales of Drive Systems, manufactured products are warranted for the shorter of three years or 75,000 miles against defects in material and workmanship when properly used for their intended purpose, installed correctly and appropriately maintained. For the XL Grid solutions, projects are warranted for one year. The amount of the accrued warranty liability is estimated based on historical claims rates and warranty fulfillments costs adjusted for any expected changes in fulfillment costs.

The following is a roll-forward of the Company’s accrued warranty liability:

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020

Balance at the beginning of the period	$1,735	$1,009
Acquisition date accrual for World Energy acquisition	25	-
Accrual for warranties issued	98	912
Warranty fulfillment charges	(201)	(186)
Balance at the end of the period	$1,657	$1,735

The warranty liability is included in accrued expenses and other current liabilities on the Unaudited Condensed Consolidated Balance Sheets.

Note 6. Revenue

The following table represents the Company’s revenues for the years ended December 31, 2020 and 2019, respectively, disaggregated, by sales channel.

Disaggregation of revenue:

	December 31,
	2020	2019

Revenue direct to customers	$4,013	$3,263
Revenue through channel partners	16,325	3,952
Total revenue	$20,338	$7,215

Remaining performance obligations: At December 31, 2020 and 2019, there was approximately $305 and $133 in deferred revenue, respectively, related to unsatisfied extended warranty performance obligations.

Contract Balances: The timing of revenue recognition, billings and cash collections results in billed trade accounts receivable, and deferred revenue (contract liabilities) on the Consolidated Balance Sheets. In addition, the Company defers certain costs incurred to obtain a contract (contract costs).

Costs to obtain a contract: Sales commissions paid to internal sales personnel, as well as associated payroll taxes and retirement plan contributions (together, sales commissions and associated costs) that are incremental to the acquisition of customer contracts, are capitalized as capitalized contract acquisition cost on the balance sheet when the period of benefit is determined to be greater than one year. In instances where an extended warranty is sold, the period of benefit would extend beyond 12 months and therefore, the practical expedient would not be met for those contracts and require capitalization of the related costs to obtain those contracts. The Company has elected to allocate the capitalized commissions to performance obligations on a relative basis (i.e., in proportion to the transaction price allocated to each performance obligation) to determine the period of amortization. As a result, substantially all of the commission is allocated to the combined equipment and installation performance obligation and is amortized upon transfer of control of this performance obligation, which typically occurs in same period in which commission liability is incurred. Total commission expense recognized during the years ended December 31, 2020 and 2019 was $105 and $226, respectively. The amount of capitalized commissions as of December 31, 2020 and 2019 was not material.

Warranties: The Company accrues estimated warranty costs at the time of sale related to its assurance-type warranties. In general, manufactured products are warranted for the shorter of three years or 100,000 miles against defects in material and workmanship when properly used for their intended purpose, installed correctly and appropriately maintained. The amount of the accrued warranty liability is estimated based on historical claims rates and warranty fulfillments costs adjusted for any expected changes in fulfillment costs.

The following is a roll-forward of the Company’s accrued warranty liability:

	For the Years Ended December 31,
	2020	2019

Balance as of January 1	$1,009	$910
Accrual for warranties issued	912	415
Warranty charges	(186)	(316)
Balance as of December 31	$1,735	$1,009

The warranty liability is included in accrued expenses and other current liabilities on the Consolidated Balance Sheets.